Income Taxes - Additional Information (Details) - USD ($)			3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Jan. 14, 2021	Aug. 14, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 13, 2020
Unrecognized tax benefits				$ 0	$ 0		$ 0
BETTER THERAPEUTICS OPCO [Member]
Effective tax rate					1.00%
Effective tax rate differs from our statutory tax rate					21.00%
Income tax provision			$ 71,000	$ 153	$ (150,000)	$ 71,000	153,000	$ 0
Income tax liability	0.00%	0.00%
Net change in the valuation allowance,Increase amount							$ 85
Threshold percentage Of Cumulative ownership change for limitations in the amount of the net operating losses				50.00%			50.00%
Unrecognized tax benefits				$ 77,000			$ 77,000		$ 0
Unrecognized tax benefits,Interest and penalties							0
Income tax provision			$ 71,000	153	$ (150,000)	$ 71,000	153,000	$ 0
BETTER THERAPEUTICS OPCO [Member] | Domestic Tax Authority [Member] | Indefinite Life [Member]
Operating Loss Carryforwards				4,109			4,109
BETTER THERAPEUTICS OPCO [Member] | Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member] | Indefinite Life [Member]
Tax Credit Carryforward, Amount				163			163
BETTER THERAPEUTICS OPCO [Member] | State and Local Jurisdiction [Member] | Tax Period Two Thousand And Forty [Member]
Operating Loss Carryforwards				21			21
BETTER THERAPEUTICS OPCO [Member] | State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member] | Tax Period Two Thousand And Forty [Member]
Tax Credit Carryforward, Amount				$ 144			$ 144